UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: February 29

Date of reporting period:  May 31, 2019

Item 1. Schedule of Investments.

Hoya Capital Housing ETF
Schedule of Investments
May 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.7%
	Home Building Products & Materials - 13.6%
440	American Woodmark Corporation (a)	$31,896
728	AO Smith Corporation	29,484
520	Armstrong World Industries, Inc.	46,124
1,048	Beacon Roofing Supply, Inc. (a)	36,219
496	Eagle Materials, Inc.	42,686
792	Fortune Brands Home & Security, Inc.	38,063
832	Leggett & Platt, Inc.	29,544
152	Lennox International, Inc.	40,145
1,480	Louisiana-Pacific Corporation	33,774
992	Masco Corporation	34,641
272	Mohawk Industries, Inc. (a)	36,870
752	Owens Corning	36,449
1,056	PotlatchDeltic Corporation	35,534
336	PPG Industries, Inc.	35,162
88	Sherwin-Williams Company	36,912
624	Simpson Manufacturing Company, Inc.	37,964
504	Trex Company, Inc. (a)	30,149
256	Watsco, Inc.	40,292
1,528	Weyerhaeuser Company	34,839
		686,747

	Home Furnishings & Home Goods - 12.8%
720	Aarons, Inc.	38,347
24	Amazon.com, Inc. (a)	42,602
1,592	At Home Group, Inc. (a)	30,328
2,376	Bed Bath & Beyond, Inc.	30,151
184	Costco Wholesale Corporation	44,083
1,056	Herman Miller, Inc.	37,478
1,136	La-Z-Boy, Inc.	36,568
320	Middleby Corporation (a)	41,750
1,976	Overstock.com, Inc. (a)	18,871
256	RH (a)	21,798
904	Sleep Number Corporation (a)	31,468
536	Target Corporation	43,121
664	Tempur Sealy International, Inc. (a)	42,370
760	TJX Companies, Inc.	38,220
392	Walmart, Inc.	39,765
232	Wayfair, Inc. - Class A (a)	33,410
280	Whirlpool Corporation	32,166
672	Williams-Sonoma, Inc.	39,312
		641,808
	Home Improvement Retailers - 5.7%
816	Home Depot, Inc.	154,918
1,432	Lowe’s Companies, Inc.	133,577
		288,495
	Homebuilders - 16.6%
1,928	DR Horton, Inc.	82,441
3,288	KB Home	82,627
1,560	Lennar Corporation - Class A	77,470
2,600	MDC Holdings, Inc.	81,718
1,712	Meritage Homes Corporation (a)	85,771
32	NVR, Inc. (a)	102,450
2,784	PulteGroup, Inc.	86,304
4,480	Taylor Morrison Home Corporation (a)	89,466
2,112	Toll Brothers, Inc.	73,434
5,952	TRI Pointe Group, Inc. (a)	73,210
		834,891

	Mortgage Lenders & Servicers -10.0%
1,912	AGNC Investment Corporation	31,357
3,384	Annaly Capital Management, Inc.	29,813
1,152	Bank of America Corporation	30,643
656	BB&T Corporation	30,668
1,864	Chimera Investment Corporation	33,999
320	First Republic Bank	31,046
2,368	Huntington Bancshares, Inc.	29,955
320	JPMorgan Chase & Company	33,907
200	M&T Bank Corporation	31,920
4,752	MFA Financial, Inc.	33,454
2,072	New Residential Investment Corporation	31,598
272	PNC Financial Services Group, Inc.	34,615
2,088	Regions Financial Corporation	28,877
520	SunTrust Banks, Inc.	31,205
2,496	Two Harbors Investment Corporation	30,501
680	Wells Fargo & Company	30,172
		503,730
	Property, Title & Mortgage Insurance - 5.7%
360	Allstate Corporation	34,383
960	Fidelity National Financial, Inc.	37,008
664	First American Financial Corporation	34,296
2,576	MGIC Investment Corporation (a)	34,905
1,624	Old Republic International Corporation	35,809
456	Progressive Corporation	36,152
1,648	Radian Group, Inc.	36,998
248	Travelers Companies, Inc.	36,101
		285,652
	Real Estate Technology, Brokerage & Services - 3.4%
912	CoreLogic, Inc. (a)	35,741
864	RE/MAX Holdings, Inc.	25,592
2,504	Realogy Holdings Corporation	17,753
544	RealPage, Inc. (a)	31,726
1,672	Redfin Corporation (a)	26,351
800	Zillow Group, Inc. (a)	34,416
		171,579

		Residential REITs & Real Estate Operators - 31.9% ♦
1,672		American Campus Communities, Inc.	77,447
3,464		American Homes 4 Rent - Class A	84,556
1,552		Apartment Investment & Management Company	77,523
392		AvalonBay Communities, Inc.	79,580
776		Camden Property Trust	80,208
2,480		CubeSmart	83,626
696		Equity LifeStyle Properties, Inc.	84,675
1,032		Equity Residential	79,020
272		Essex Property Trust, Inc.	79,353
800		Extra Space Storage, Inc.	85,728
2,448		HCP, Inc.	77,626
3,904		Host Hotels & Resorts, Inc.	70,701
3,280		Invitation Homes, Inc.	84,066
736		Mid-America Apartment Communities, Inc.	84,036
2,448		Park Hotels & Resorts, Inc.	67,614
360		Public Storage	85,637
672		Sun Communities, Inc.	84,854
1,712		UDR, Inc.	76,663
1,224		Ventas, Inc.	78,703
1,016		Welltower, Inc.	82,520
			1,604,136
		TOTAL COMMON STOCKS (Cost $5,058,514)	5,017,038

		SHORT-TERM INVESTMENTS - 0.3%
12,913		First American Government Obligations Fund - Class X, 2.32% *	12,913
		TOTAL SHORT-TERM INVESTMENTS (Cost $12,913)	12,913
		TOTAL INVESTMENTS (Cost $5,071,427) - 100.0%	5,029,951
		Other Assets in Excess of Liabilities - 0.0% +	1,557
		NET ASSETS - 100.0%	$5,031,508

	Percentages are stated as a percent of net assets.
	The Fund’s security classifications are defined by the Advisor.
	(a)	Non-income producing security.
	♦	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	*	Rate shown is the annualized seven-day yield as of May 31, 2019.
	+	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at May 31, 2019 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of May 31, 2019:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$5,017,038	$-	$-	$5,017,038
Short-Term Investments	12,913	-	-	12,913
Total Investments in Securities	$5,029,951	$-	$-	$5,029,951

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2019, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s first fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      ETF Series Solutions

By (Signature and Title)      /s/ Kristina R. Nelson
      Kristina R. Nelson, President (principal executive officer)

Date            7/25/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Kristina R. Nelson
 Kristina R. Nelson, President (principal executive officer)

Date           7/25/19

By (Signature and Title)*     /s/ Kristen M. Weitzel
   Kristen M. Weitzel, Treasurer (principal financial officer)

Date           7/25/19

* Print the name and title of each signing officer under his or her signature.